Related parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2018
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	60,500,000	60,600,000	59,900,000	6,063,000
Wages and salaries	$ 52,644,000	$ 41,775,000	$ 33,922,000
Pedro Aylwin [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Wages and salaries	417,000	271,000	246,000
Other long-term employee benefits	$ 130,000	$ 140,000	$ 125,000
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	91,312
James F. Park [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	1,533,927